FINANCIAL INSTITUTIONS PAYABLE - financial institutions (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Maximum Availability	[1]	$ 22,588	$ 10,645
Debt Balance		$ 3,181	$ 209
Interest rate		5.23%	2.80%
Loan [Member]
Debt Instrument [Line Items]
Maximum Availability	[1]	$ 1,041	$ 1,099
Debt Balance		$ 0	$ 0
Interest rate		3.20%	4.40%
Line of Credit [Member]
Debt Instrument [Line Items]
Maximum Availability	[1]	$ 7,500	$ 7,500
Debt Balance		$ 0	$ 0
Interest rate		7.14%	8.00%
Revolving Loans [Member]
Debt Instrument [Line Items]
Maximum Availability	[1]	$ 1,561	$ 1,648
Debt Balance		$ 1,041	$ 0
Interest rate		4.00%	5.30%
Factoring [Member]
Debt Instrument [Line Items]
Maximum Availability	[1]	$ 363	$ 398
Debt Balance		$ 201	$ 209
Interest rate		5.30%	2.80%
Factoring [Member]
Debt Instrument [Line Items]
Maximum Availability	[1]	$ 12,123	$ 0
Debt Balance		$ 1,939	$ 0
Interest rate		5.89%	0.00%

[1]	Maximum availability is subject to terms and conditions according to the agreements with the different financial institutions.